Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		60 Months Ended	120 Months Ended
	Nov. 30, 2024		Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000042690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 23,642		$ 23,642	$ 23,642	$ 19,871	$ 17,931	$ 20,339	$ 17,425	$ 14,893	$ 12,725	$ 12,049	$ 9,714	$ 9,414	$ 9,426
Average Annual Return, Percent	12.16%		8.39%	8.99%
C000042690 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	18.98%		9.68%	9.63%
C000042691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 23,216		$ 23,216	$ 23,216	19,672	17,894	20,471	17,673	15,215	13,104	12,498	10,151	9,917	10,000
Average Annual Return, Percent	17.02%	[1]	8.82%	8.79%
C000042691 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	18.01%		8.82%	8.79%
C000042692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,823		$ 25,823	$ 25,823	21,637	19,459	22,008	18,799	16,024	13,659	12,900	10,370	10,020	10,000
Average Annual Return, Percent	19.35%		10.02%	9.95%
C000130440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 2,591,400		$ 2,591,400	$ 2,591,400	2,170,838	1,952,698	2,208,462	1,885,682	1,605,857	1,368,281	1,291,097	1,037,303	1,002,080	1,000,000
Average Annual Return, Percent	19.38%		10.05%	9.99%
C000042694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 17,247		$ 17,247	$ 17,247	16,119	14,708	17,614	16,074	13,546	11,498	11,834	9,363	9,214	9,428
Average Annual Return, Percent	0.84%		3.71%	5.60%
C000042694 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	7.00%		4.95%	6.23%
C000042695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 17,000		$ 17,000	$ 17,000	16,012	14,713	17,748	16,305	13,836	11,831	12,269	9,785	9,703	10,000
Average Annual Return, Percent	5.17%	[2]	4.21%	5.45%
C000042695 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	6.17%		4.21%	5.45%
C000042696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 18,918		$ 18,918	$ 18,918	17,633	16,038	19,137	17,397	14,611	12,358	12,679	9,998	9,810	10,000
Average Annual Return, Percent	7.29%		5.30%	6.58%
C000130441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 1,897,600		$ 1,897,600	$ 1,897,600	1,768,006	1,606,979	1,917,025	1,742,436	1,462,730	1,237,143	1,268,586	1,000,438	981,083	1,000,000
Average Annual Return, Percent	7.33%		5.34%	6.62%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,075		$ 26,075	$ 26,075	20,399	18,056	20,256	16,633	14,524	12,681	12,664	10,241	9,928	10,000
Average Annual Return, Percent	27.83%		12.42%	10.06%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Account Value	$ 16,396		$ 16,396	$ 16,396	$ 14,655	$ 13,043	$ 14,515	$ 13,103	$ 12,319	$ 10,956	$ 11,901	$ 9,351	$ 9,706	$ 10,000
Average Annual Return, Percent	11.88%		5.89%	5.07%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.